Commitments	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS	COMMITMENTS
The Company enters into long-term contracts for construction projects, maintenance and service, transmission of electricity, operations services and purchases of electricity and fuel. In general, these contracts are subject to variable quantities or prices and are terminable only in limited circumstances. The following table shows the future minimum commitments for continuing operations under these contracts as of December 31, 2022 for 2023 through 2027 and thereafter as well as actual purchases under these contracts for the years ended December 31, 2022, 2021, and 2020 (in millions):

Actual purchases during the year ended December 31,	Electricity Purchase Contracts	Fuel Purchase Contracts	Other Purchase Contracts
2020	$756	$1,573	$1,506
2021	709	2,070	1,261
2022	1,156	3,375	3,602
Future commitments for the year ending December 31,
2023	$1,190	$3,702	$4,642
2024	873	2,624	477
2025	639	1,706	303
2026	588	1,099	215
2027	586	1,117	189
Thereafter	5,924	3,134	1,515
Total	$9,800	$13,382	$7,341